Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 763	$ 911	$ 1,918
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	104	103	130
Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	109
Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	125
Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	31
Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	24
Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	195
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	489	436	1,077
Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	170	$ 372	$ 711
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	219
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	54
Less than 1 year [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	8
Less than 1 year [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	15
Less than 1 year [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	9
Less than 1 year [member] | Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
Less than 1 year [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	46
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	83
Less than 1 year [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	82
1-2 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	345
1-2 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	15
1-2 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	55
1-2 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	26
1-2 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	14
1-2 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	17
1-2 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	134
1-2 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	246
1-2 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	84
2-5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	121
2-5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	14
2-5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
2-5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	74
2-5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	6
2-5 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	7
2-5 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	15
2-5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	103
2-5 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	4
Greater than 5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	78
Greater than 5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	21
Greater than 5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	45
Greater than 5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
Greater than 5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Greater than 5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 57